Shareholder Report, Average Annual Return (Details) 196089_Leuthold Select Industries ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Leuthold Select Industries ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Leuthold Select Industries ETF NAV
Average Annual Return, Percent	16.02%	15.81%	12.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	6.13%	13.61%	10.82%